ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	101.3%
Communication Services	9.3%
Alphabet, Inc. - Class C(a)		408	$892,480
Comcast Corp. - Class A		20,681	811,522
Walt Disney (The) Co.(a)		2,286	215,798
			1,919,800
Consumer Discretionary	9.6%
Amazon.com, Inc.(a)		9,300	987,753
Booking Holdings, Inc.(a)		258	451,240
Home Depot (The), Inc.		1,105	303,068
NIKE, Inc. - Class B		2,379	243,134
			1,985,195
Consumer Staples	19.1%
Casey's General Stores, Inc.		3,618	669,258
Coca-Cola (The) Co.		15,457	972,400
Estee Lauder (The) Cos., Inc. - Class A		1,178	300,001
Mondelez International, Inc. - Class A		14,913	925,948
PepsiCo, Inc.		3,474	578,977
Walmart, Inc.		4,095	497,870
			3,944,454
Financials	9.7%
CME Group, Inc.		4,683	958,610
Intercontinental Exchange, Inc.		6,584	619,160
Progressive (The) Corp.		3,567	414,735
			1,992,505
Health Care	17.3%
Abbott Laboratories		3,908	424,604
Becton Dickinson and Co.		2,500	616,325
Boston Scientific Corp.(a)		15,437	575,337
Humana, Inc.		855	400,200
Intuitive Surgical, Inc.(a)		601	120,627
Johnson & Johnson		2,203	391,054
UnitedHealth Group, Inc.		2,024	1,039,587
			3,567,734
Industrials	8.5%
Copart, Inc.(a)		4,002	434,857
Graco, Inc.		5,288	314,160
Otis Worldwide Corp.		3,086	218,087
Ritchie Bros. Auctioneers, Inc.		6,930	450,866
United Parcel Service, Inc. - Class B		1,829	333,866
			1,751,836
Information Technology	24.9%
Adobe, Inc.(a)		1,518	555,679
Intuit, Inc.		806	310,665
Keysight Technologies, Inc.(a)		1,631	224,833

ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
Mastercard, Inc. - Class A		3,217	$1,014,899
Microsoft Corp.		4,979	1,278,757
PayPal Holdings, Inc.(a)		1,329	92,817
ServiceNow, Inc.(a)		988	469,814
Synopsys, Inc.(a)		713	216,538
Teradyne, Inc.		2,171	194,413
Visa, Inc. - Class A		3,906	769,052
			5,127,467
Materials	2.9%
Sherwin-Williams (The) Co.		955	213,834
Vulcan Materials Co.		2,675	380,118
			593,952
TOTAL COMMON STOCKS (Cost $17,987,344)			20,882,943
SHORT-TERM INVESTMENTS	0.3%
Northern Institutional U.S. Government Select Portfolio – Shares Class, 1.11%(b)		64,876	64,876
TOTAL SHORT-TERM INVESTMENTS (Cost $64,876)			64,876
TOTAL INVESTMENTS (Cost $18,052,220)	101.6%		20,947,819
NET OTHER ASSETS (LIABILITIES)	(1.6%)		(332,693)
NET ASSETS	100.0%		$20,615,126

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2022 is disclosed.
At June 30, 2022, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:
CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	99.1%
Canada	2.2
Total	101.3%
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